Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of financial instrument [Abstract]
Schedule of carrying amount and fair value of financial instruments [text block]
Except for aforementioned financial instruments, the carrying amount and fair value of other financial instruments of the Company as of December 31, 2017 and 2016 were as follows:

	December 31, 2017		December 31, 2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Financial assets:
Financial assets at fair value through profit or loss:
Foreign currency forward contracts	$70,366	70,366	65,669	65,669
Available-for-sale financial assets – noncurrent	4,348,134	4,348,134	3,030,278	3,030,278
Loans and receivables:
Long-term receivables	$1,790,400	1,790,400	1,974,271	1,974,271
Refundable deposits	515,148	515,148	133,221	133,221

Financial liabilities:
Financial liabilities at fair value through profit or loss:
Foreign currency forward contracts	106,597	106,597	896,998	896,998
Derivative financial liabilities for hedging:
Interest rate swap contracts	-	-	3,540	3,540
Financial liabilities measured at amortized cost:
Long-term borrowings (including current installments)	110,608,010	110,608,010	124,262,620	124,262,620
Guarantee deposits received	838,482	838,482	838,263	838,263

Schedule of fair value measurement of assets and liabilities on a recurring basis [text block]
Financial assets and liabilities measured at fair value on a recurring basis were as follows:

	Level 1	Level 2	Level 3	Total
	(in thousands)
December 31, 2017
Financial assets at fair value through profit or loss:
Foreign currency forward contracts	$-	70,366	-	70,366
Available-for-sale financial assets – noncurrent	4,170,319	-	177,815	4,348,134
Loans and receivables:
Long-term receivables	-	1,790,400	-	1,790,400
Financial liabilities at fair value through profit or loss:
Foreign currency forward contracts	-	106,597	-	106,597

December 31, 2016
Financial assets at fair value through profit or loss:
Foreign currency forward contracts	$-	65,669	-	65,669
Available-for-sale financial assets – noncurrent	2,836,696	-	193,582	3,030,278
Loans and receivables:
Long-term receivables	-	1,974,271	-	1,974,271
Financial liabilities at fair value through profit or loss:
Foreign currency forward contracts	-	896,998	-	896,998
Derivative financial liabilities for hedging:
Interest rate swap contracts	-	3,540	-	3,540

Schedule of changes in Level 3 fair value measurement [text block]
Changes in Level 3 fair value measurements for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Available-for-sale financial assets without quoted market prices
	For the years ended December 31,
	2017	2016	2015
	(in thousands)
Balance at the beginning of the year	$193,582	70,938	37,345
Net realized/unrealized gains (losses) included in:
Profit or loss(i)	(30,000)	(686)	99,517
Other comprehensive income	-	-	-
Purchases	14,233	66,948	33,593
Transfer in	-	56,400	-
Disposals	-	-	(99,517)
Effect of change in exchange rate	-	(18)	-
Balance at the end of the year	$177,815	193,582	70,938

(i)
Change in unrealized losses, which were included in profit or loss, relating to those available-for-sale assets without quoted market prices held at December 31, 2017, 2016 and 2015 were $30,000 thousand, $686 thousand and nil, respectively.